STOCK OPTIONS AND WARRANTS (Details 1)	9 Months Ended
Sep. 30, 2017
Expected term (in years)	1 year
Expected dividend yield
Minimum [Member]
Volatility	76.66%
Risk-free interest rate	1.07%
Maximum [Member]
Volatility	90.86%
Risk-free interest rate	1.11%